Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (2,070,661)	$ (325,781)	$ (3,417,334)	$ (1,599,466)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	1,300	1,232	4,890	3,056
Stock-based compensation	19,332	41,721	130,141	334,837
Write off of receivable from related party			22,242
Loss on disposal of property and equipment			1,199
Changes in assets and liabilities:
Prepaid expenses	144,546	(57,309)	8,302	(242,845)
Receivable from related parties	(11,991)	(5,056)	(114,961)	(36,475)
Prepaid expenses, long-term	(129,454)	46,233	184,934	(184,934)
Deposit	(87,638)
Accrued expenses	896,659		809,279	(57,385)
Accounts payable	351,816	42,412	336,715	50,291
Deferred rent			(9,642)	2,783
Net cash used in operating activities	(886,091)	(256,548)	(2,044,235)	(1,730,138)
Cash flows from investing activities
Purchase of property and equipment	(5,197)		(1,924)	(11,792)
Net cash used in investing activities	(5,197)		(1,924)	(11,792)
Cash flows from financing activities
Payment of deferred offering costs	(5,000)		(334,188)
Proceeds from issuance of common stock in initial public offering, net of underwriting discount	18,400,000
Payments of initial public offering costs	(822,937)
Net cash provided by financing activities	17,572,063		(334,188)
Net increase (decrease) in cash	16,680,775	(256,548)	(2,380,347)	(1,741,930)
Cash, beginning of period	1,928,474	4,308,821	4,308,821	6,050,751
Cash, end of period	18,609,249	4,052,273	1,928,474	4,308,821
Noncash investing and financing activities:
Deferred offering costs included in accounts payable and accrued expenses	233,804		$ 423,458
Conversion of convertible preferred stock to common stock upon initial public offering	45
Initial public offering costs included in accounts payable	$ 104,035